Leases	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Leases
13	LEASES
As Lessee
The Group leases land and buildings, office equipment, and other tangible and intangible assets from third parties under lease contracts.
Right of use assets
The carrying amount of right of use assets at March 31, 2020 and April 1, 2019 consisted of the following:

	Land and buildings	Other tangible assets (1)	Intangible assets (2)	Total
	(In millions)
Net carrying amount at April 1, 2019	¥373,410	¥32,771	¥12,745	¥418,926
Depreciation	81,291	11,700	3,154	96,145
Net carrying amount at March 31, 2020	344,624	32,134	9,210	385,968

(1)	Other tangible assets include mainly office equipment, machinery and vehicles.
(2)	Intangible assets include mainly software.
The additions of right of use assets for the fiscal year ended March 31, 2020 were ¥67,685 million. The Group leases mainly land and buildings for its head offices and branches.
Lease liabilities
The maturity analysis of lease liabilities at March 31, 2020 was as follows:

At March 31, 2020
(In millions)
Not later than one year	¥78,719
Later than one year and not later than five years	176,426
Later than five years	145,722

Total	400,867
Less: Future interest charges	(14,979)

Lease liabilities (1)	¥385,888

(1)	Lease liabilities is included in “Borrowings” in the consolidated statements of financial position. See Note 18 “Borrowings.”
For the fiscal year ended March 31, 2020, ¥2,896 million was recognized as interests on lease liabilities and ¥98,728 million was recognized as total cash outflow for leases.

Carrying amount of assets held under finance leases at March 31, 2019
The carrying amount of assets held under finance leases at March 31, 2019 consisted of the following:

At March 31, 2019
(In millions)
Tangible assets:
Land and buildings	¥2,520
Other tangible assets (1)	23,029

Total (2)	25,549

Intangible assets:
Software	991

Total	¥26,540

(1)	Other tangible assets include mainly equipment, machinery and vehicles.
(2)	Cross-reference to Leased assets in Note 12 “Property, Plant and Equipment.”
Finance lease commitments at March 31, 2019
The total of future minimum lease payments and their present value under finance leases at March 31, 2019 were as follows:

At March 31, 2019
(In millions)
Not later than one year	¥8,478
Later than one year and not later than five years	19,392
Later than five years	5,322

Total	33,192
Less: Future interest charges	(2,813)

Present value of finance lease commitments (1)	¥30,379

(1)	Present value of finance lease commitments is included in “Borrowings” in the consolidated statements of financial position. See Note 18 “Borrowings.”
Operating lease commitments at March 31, 2019
The total amounts of future minimum lease payments under
non-cancellable
operating leases at March 31, 2019 were as follows:

At March 31, 2019
(In millions)
Not later than one year	¥47,600
Later than one year and not later than five years	132,720
Later than five years	140,011

Total future minimum lease payments under non-cancellable operating leases	¥320,331

For the fiscal years ended March 31, 2019 and 2018, ¥52,465 million and ¥50,561 million were recognized as expenses in respect of operating lease and sublease agreements, of which ¥52,155 million and ¥50,058 million related to minimum lease payments, and ¥310 million and ¥503 million related to sublease payments, respectively. Lease expenses recognized in respect of lease and sublease agreements are included in “General and administrative expenses” in the consolidated income statements.

As Lessor
The Group leases assets to third parties under finance leases or operating leases, including machinery, equipment, aircraft, vessel and property.
Finance lease receivable
The maturity analysis of the lease payments receivable, showing the undiscounted lease payments to be received at March 31, 2020 was as follows:

	At March 31, 2020
	Undiscounted lease payments	Unearned finance income	Discounted lease payments (1)	Unguaranteed residual values (1)
	(In millions)
Not later than one year	¥40,225	¥10,544	¥29,681	¥2,814
Later than one year and not later than two years	104,817	9,528	95,289	15,211
Later than two years and not later than three years	33,160	6,565	26,595	2,670
Later than three years and not later than four years	27,542	4,660	22,882	1,102
Later than four years and not later than five years	58,947	3,446	55,501	11,663
Later than five years	45,724	6,123	39,601	14,902

Total	¥310,415	¥40,866	¥269,549	¥48,362

(1)	Discounted lease payments and unguaranteed residual values are included in “Loans and advances” in the consolidated statements of financial position.
Accumulated allowance for net investment in the lease amounting to ¥502 million was measured under IFRS 9 at March 31, 2020. For the fiscal year ended March 31, 2020, ¥11,268 million was recognized as finance income on net investment in the lease.
Operating lease receivable
The total amounts of the future minimum lease payments receivable under non-cancellable
operating leases at March 31, 2020 were as follows:

At March 31, 2020
(In millions)
Not later than one year	¥31,499
Later than one year and not later than two years	24,137
Later than two years and not later than three years	16,935
Later than three years and not later than four years	11,799
Later than four years and not later than five years	7,148
Later than five years	12,636

Total	¥104,154

For the fiscal year ended March 31, 2020, ¥40,588 million was recognized as income from operating leases.

Finance lease receivable at March 31, 2019
The gross investment in the lease, unearned finance income, present value of the minimum lease payments receivable and unguaranteed residual values under finance leases at March 31 2019 were as follows:

	At March 31, 2019
	Gross investment in the lease	Unearned finance income	Present value of the minimum lease payments receivable (1)	Unguaranteed residual values (1)
	(In millions)
Not later than one year	¥65,963	¥13,053	¥52,910	¥14,894
Later than one year and not later than five years	214,042	26,713	187,329	27,186
Later than five years	57,589	10,202	47,387	24,282

Total	¥337,594	¥49,968	¥287,626	¥66,362

(1)	Present value of the minimum lease payments receivable and unguaranteed residual values are included in “Loans and advances” in the consolidated statements of financial position.
Accumulated allowance for uncollectible minimum lease payments receivable amounting to ¥1,342 million was measured under IFRS 9 at March 31, 2019.
Operating lease receivable at March 31, 2019
The total amounts of the future minimum lease payments receivable under non-cancellable
operating leases at March 31 2019 were as follows:

At March 31, 2019
(In millions)
Not later than one year	¥35,937
Later than one year and not later than five years	67,235
Later than five years	18,007

Total	¥121,179